S000004371 [Member] Annual Fund Operating Expenses - iShares Morningstar Mid-Cap ETF - iShares Morningstar Mid-Cap ETF	Apr. 30, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.04%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.